Commitments and Contingencies Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2013 Disputes [Member]	Dec. 31, 2012 Disputes [Member]	Dec. 31, 2013 Wholesale Advantage Commitment [Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Employee agreement, term									1 year		2 years
Employee agreement, severance compensation, term	12 months							6 months		24 months
Letters of Credit Outstanding, Amount	$ 1,469			$ 1,519
Commitments and Contingencies					5,535	5,417	1,563
Communication Commitments	$ 60,330	$ 64,718	$ 70,945